Income Taxes (Details Narrative)	4 Months Ended
Dec. 31, 2025 USD ($)
IncomeTaxLineItems [Line Items]
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount	$ 14,355
Foreign Tax Jurisdiction [Member]
IncomeTaxLineItems [Line Items]
Operating loss carry forward	400
State and Local Jurisdiction [Member]
IncomeTaxLineItems [Line Items]
Operating loss carry forward	$ 400